SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
10. SHARE CAPITAL

Total authorized shares of the Company were unlimited and have no par value. The following table outlines common share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2024	37,222,549
Issue of ordinary shares (Note 11)	31,627
Issue of restricted ordinary share awards (Note 11)	56,995
Issue of ordinary shares in exchange of share options exercised (Note 12)	384,493
Issue of ordinary shares in exchange of warrants exercised (Note 12)	33,782
Treasury shares acquired	(2,966,547)
As of December 31, 2024	34,762,899

As of January 1, 2023	36,431,633
Issue of restricted ordinary share awards (Note 11)	33,194
Issue of ordinary shares in exchange of share options' exercised (Note 12)	35,203
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	1,005,929
Treasury shares acquired	(283,410)
As of December 31, 2023	37,222,549

As of January 1, 2022	33,806,422
Issue of restricted ordinary share awards (Note 11)	32,942
Issue of ordinary shares in exchange of warrants' exercise (Note 12)	1,907,377
Issue of ordinary shares in exchange of share options' exercise (Note 12)	3,042
Issue of ordinary shares as payment of consideration for Roto Sports acquisition	451,264
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	269,294
Treasury shares acquired	(38,708)
As of December 31, 2022	36,431,633

Share repurchase program

In May 2022, a repurchase program of up to 30.0 million of the Company’s ordinary shares was authorized at the Company’s general meeting of shareholders. The authorization of the program will expire May 18, 2027, unless renewed or revoked by the Company. In November 2022, the Company’s board of directors approved the repurchase up to $10,000 of the Company’s ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. In each of May 2024, August 2024 and November 2024, the Company’s board of directors approved additional repurchases under the program of $10,000 of the Company ordinary shares for a total authorization of $40,000 since inception.

For the years ended December 31, 2024, 2023 and 2022, 2,966,547, 283,410 and 38,708 shares have been repurchased with an average price $9.06, $9.74 and $8.95 for a total cost of $26,891, $2,759 and $348 respectively. Since the commencement of the share repurchase program 3,288,665 shares were purchased at an average share price of $9.12 for the total cost of $29,998.

As at December 31, 2023, the balance of $187 was outstanding for share repurchases carried out during the year. The balance was settled in January 2024. As of December 31, 2024, there was no amount outstanding for share repurchases carried out during the year.

The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular amount of ordinary shares. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future use.

Secondary offering of ordinary shares

On June 20, 2023, certain shareholders of the Company (the “Selling Shareholders”) completed an underwritten secondary offering (the “secondary offering”) of 4,887,500 ordinary shares at a public offering price of $9.25 per ordinary share. The Company did not receive any proceeds from the sale of ordinary shares by the Selling Shareholders. The Company incurred $934 (including bonuses paid to employees) in expenses in connection with the secondary offering during the year ended December 31, 2023, which are included in general and administrative expenses.